LOANS, Non-TDR Loan Modifications and PPP Due to COVID-19 (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 USD ($)
Non-TDR Loan Modifications and Paycheck Protection Program ("PPP") due to COVID-19 [Abstract]
Interest only period for Commercial loans		3 months
Suspended payments period for Retail loans		3 months
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans		$ 2,905,045
Total loans	[1]		$ 2,733,678
Percentage of total loans, COVID-19 Accomodations		0.10%
Allowance for loan losses	[1]	$ 47,252
Interest and fees on loans		116,644	123,159	$ 133,883
Paycheck Protection Program [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans		$ 26,364
Total loans			$ 169,782
Number of outstanding loans | Loan		186	1,483
Unaccreted net fees remaining at period end		$ 806	$ 3,216
Allowance for loan losses		0
Loans funded		135,500	261,100	0
Interest and fees on loans		8,900	5,600	$ 0
Commercial [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans		$ 1,203,581
Total loans	[1]		1,242,415
Percentage of total loans, COVID-19 Accomodations		0.00%
Allowance for loan losses		$ 11,519
Mortgage [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans	[2]	$ 1,139,659
Total loans	[1]		1,015,926
Percentage of total loans, COVID-19 Accomodations		0.20%
Allowance for loan losses		$ 19,221
Installment [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans	[2]	$ 561,805
Total loans	[1]		475,337
Percentage of total loans, COVID-19 Accomodations		0.00%
Allowance for loan losses		$ 3,749
Mortgage Loans Serviced for Others [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans	[3]	$ 3,323,521
Percentage of total loans, COVID-19 Accomodations	[3]	0.20%
COVID-19 Accomodations [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan		23
Non-TDR loan modifications, portfolio loans outstanding		$ 2,333
COVID-19 Accomodations [Member] | Commercial [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan		0
Non-TDR loan modifications, portfolio loans outstanding		$ 0
COVID-19 Accomodations [Member] | Mortgage [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan		22
Non-TDR loan modifications, portfolio loans outstanding		$ 2,278
COVID-19 Accomodations [Member] | Installment [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan		1
Non-TDR loan modifications, portfolio loans outstanding		$ 55
COVID-19 Accomodations [Member] | Mortgage Loans Serviced for Others [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[3]	46
Non-TDR loan modifications, portfolio loans outstanding	[3]	$ 5,163
COVID-19 Subsequent Accommodation [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[4]	19
Non-TDR loan modifications, portfolio loans outstanding	[4]	$ 2,194
COVID-19 Subsequent Accommodation [Member] | Commercial [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[4]	0
Non-TDR loan modifications, portfolio loans outstanding	[4]	$ 0
COVID-19 Subsequent Accommodation [Member] | Mortgage [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[4]	19
Non-TDR loan modifications, portfolio loans outstanding	[4]	$ 2,194
COVID-19 Subsequent Accommodation [Member] | Installment [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Number of loans with Covid 19 Accommodations | Loan	[4]	0
Non-TDR loan modifications, portfolio loans outstanding	[4]	$ 0
Closed and Outstanding - Round 1 Loans [Member] | Paycheck Protection Program [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans		$ 197
Total loans			$ 169,782
Number of outstanding loans | Loan		6	1,483
Closed and Outstanding - Round 2 Loans [Member] | Paycheck Protection Program [Member]
COVID-19 Accommodations and Outstanding Loans [Abstract]
Total loans		$ 26,167
Total loans			$ 0
Number of outstanding loans | Loan		180	0

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Credit scores have been updated within the last twelve months.
[3]	We have delegated authority from all investors to grant these deferrals on their behalf.
[4]	Subsequent accommodations are extensions of the original accommodations that were given as summarized in the paragraph above.